Portfolio of investments—March 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.31%
California: 0.31%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (170 shares) 0.41% 144A	$ 17,000,000	$ 17,000,000
Total Closed end municipal bond fund obligations (Cost $17,000,000)		17,000,000

	Interest rate	Maturity date
Municipal obligations: 97.06%
Alabama: 1.97%
Airport revenue: 0.10%
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00%	7-1-2036	500,000	583,411
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	579,029
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	460,367
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	881,115
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	958,058
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	647,422
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	767,728
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	828,155
				5,705,285
GO revenue: 0.07%
Birmingham AL CAB Series A1	5.00	3-1-2045	3,160,000	3,717,381
Health revenue: 0.18%
Alabama Health Care Authority for Baptist Health Series B ø	0.20	11-1-2042	7,035,000	7,035,000
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,281,406
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,277,922
				9,594,328
Miscellaneous revenue: 0.20%
Alabama Federal Aid Highway Finance Authority Series A	5.00	6-1-2037	9,000,000	11,043,466
Tax revenue: 0.52%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	28,867,423
Utilities revenue: 0.79%
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	7,660,000	8,727,424

Wells Fargo Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Southeast Alabama Gas Supply District Project #2 Series A	4.00%	6-1-2049	$ 28,850,000	$ 31,737,366
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ)144Aø	0.34	9-1-2046	3,150,000	3,150,000
				43,614,790
Water & sewer revenue: 0.11%
Jefferson County AL CAB Series B (AGM Insured)¤	0.00	10-1-2025	710,000	647,366
Jefferson County AL CAB Series B (AGM Insured)¤	0.00	10-1-2026	3,000,000	2,567,040
Jefferson County AL CAB Series B (AGM Insured)¤	0.00	10-1-2029	4,115,000	2,889,275
				6,103,681
				108,646,354
Alaska: 0.04%
Health revenue: 0.04%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	2,401,406
Arizona: 1.59%
Education revenue: 0.49%
Arizona Board of Regents University of Arizona Series C %%	5.00	8-1-2027	1,000,000	1,244,753
Arizona Board of Regents University of Arizona Series C %%	5.00	8-1-2029	1,005,000	1,298,481
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,177,664
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,616,791
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,309,435
Phoenix AZ IDA Rowan University Project Series 2012	5.25	6-1-2034	1,000,000	1,039,535
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,375,000	7,298,636
Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,385,000	6,383,261
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,573,114
				26,941,670
Health revenue: 0.24%
Arizona Health Facilities Authority Revenue Bond Banner Health Series 2012A	4.00	1-1-2043	5,565,000	5,725,680
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,524,810
Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,020,851
Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,020,999
				13,292,340
Miscellaneous revenue: 0.82%
Arizona Board Regents Certificates Refunding Bonds University Arizona Series C	5.00	6-1-2028	3,250,000	3,417,721
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,109,683
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,606,432

2  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Phoenix AZ Civic Improvement Corporation Series A	5.00%	7-1-2034	$ 13,875,000	$ 16,304,911
Phoenix AZ Civic Improvement Corporation Series B	5.00	7-1-2049	5,570,000	6,647,633
				45,086,380
Water & sewer revenue: 0.04%
Mesa AZ Utility System Revenue	4.00	7-1-2042	1,000,000	1,187,114
Mesa AZ Utility System Revenue	4.00	7-1-2043	1,000,000	1,184,133
				2,371,247
				87,691,637
Arkansas: 0.15%
Miscellaneous revenue: 0.15%
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2038	1,170,000	1,339,956
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2039	1,000,000	1,142,027
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2040	500,000	570,297
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2045	4,500,000	5,106,868
				8,159,148
California: 5.21%
Airport revenue: 1.20%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	2,045,099
Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,208,152
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,788,077
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	18,139,824
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2026	2,500,000	2,994,312
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2029	1,875,000	2,369,007
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	34,692,198
San Jose CA Refunding AMT Series A (BAM Insured)%%	4.00	3-1-2034	1,800,000	2,149,240
				66,385,909
Education revenue: 0.15%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,450,023
University of California Series K	4.00	5-15-2046	5,075,000	5,643,163
				8,093,186
GO revenue: 0.97%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,829,426
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured)¤	0.00	8-1-2031	7,500,000	6,308,364
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured)¤	0.00	8-1-2032	3,795,000	3,108,687

Wells Fargo Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured)¤	0.00%	8-1-2034	$ 5,000,000	$ 3,870,390
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured)¤	0.00	8-1-2035	6,700,000	5,039,444
Colton CA Unified School District CAB Series B (AGM Insured)¤	0.00	8-1-2031	1,000,000	815,697
Colton CA Unified School District CAB Series B (AGM Insured)¤	0.00	8-1-2032	1,000,000	792,941
Colton CA Unified School District CAB Series B (AGM Insured)¤	0.00	8-1-2033	1,000,000	769,739
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,989,781
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,533,857
El Monte CA Union High School District CAB Election of 2008 (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,699,783
El Monte CA Union High School District CAB Election of 2008 (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,653,214
El Monte CA Union High School District CAB Election of 2008 (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,333,891
El Monte CA Union High School District CAB Election of 2008 (AGM Insured)¤	0.00	6-1-2033	1,230,000	959,201
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	12,828,374
Ontario Montclair CA School District CAB (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,350,291
Ontario Montclair CA School District CAB (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,696,006
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,688,811
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	800,086
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,555,253
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,876,597
				53,499,833
Health revenue: 0.96%
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	13,450,000	15,670,271
California Statewide CDA Health Facilities Catholic Series E (AGM Insured)€	0.16	7-1-2040	21,550,000	21,550,000
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	4.00	5-15-2037	10,025,000	11,278,233
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	4,556,206
				53,054,710
Housing revenue: 0.12%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	1,131,569
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,188,193	3,695,406
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC)ø	0.08	3-1-2057	1,500,000	1,500,000
				6,326,975

4  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.58%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00%	5-1-2046	$ 8,500,000	$ 9,242,079
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,541,153
Mesa CA Water District Participation Certificates	4.00	3-15-2039	500,000	592,557
Mesa CA Water District Participation Certificates	4.00	3-15-2040	500,000	591,194
Mesa CA Water District Participation Certificates	4.00	3-15-2045	1,200,000	1,399,564
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,937,822
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	4,011,975
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,957,531
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,799,616
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,600,085
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	3,332,494
				32,006,070
Tax revenue: 0.38%
Mizuho Tender Option Bond Trust Receipts/Floater Certificates (Mizuho Capital Markets LLC LIQ)144Aø	0.10	7-11-2040	15,000,000	15,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.24	3-1-2036	4,930,000	4,930,000
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	1,088,611
				21,018,611
Tobacco revenue: 0.04%
California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	592,887
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	354,837
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	1,377,132
				2,324,856
Transportation revenue: 0.45%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap+1.25%)±	1.30	4-1-2036	23,545,000	24,492,456
Utilities revenue: 0.36%
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,685,000	19,993,037
				287,195,643
Colorado: 3.92%
Airport revenue: 0.42%
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	17,347,617
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,799,818
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,155,351
				23,302,786
Education revenue: 0.74%
Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	795,330

Wells Fargo Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00%	3-1-2040	$ 390,000	$ 457,296
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	650,767
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,241,525
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,002,903
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	425,000	445,907
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,250,000	3,544,738
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,386,897
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	845,479
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,135,000	1,252,461
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,199,687
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	516,984
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	670,532
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	5,867,874
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,001,531
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,492,082
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,293,713
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,856,933
Colorado ECFA School Refunding and Improvment Bonds	5.00	3-15-2035	2,000,000	2,518,735
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	840,646
				40,882,020
GO revenue: 0.17%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,052,003
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,130,411
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,358,029
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	611,000	634,328
Colorado Parker Homestead Metropolitan District Refunding & Improvement Bonds Series 2016	5.63	12-1-2044	1,000,000	1,063,464
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	2,271,668

6  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50%	12-1-2038	$ 1,075,000	$ 1,167,805
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	650,000	771,539
				9,449,247
Health revenue: 0.25%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	624,030
Colorado Health Facilities Authority Commonspirit Health Series A2	5.00	8-1-2044	4,000,000	4,850,242
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,184,382
Colorado Health Facilities Authority Revenue Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	3,500,000	4,048,941
Colorado Health Facilities Authority Revenue Parkview Medical Center Incorporated	4.00	9-1-2045	500,000	558,426
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,118,414
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	679,080
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	604,381
				13,667,896
Miscellaneous revenue: 0.51%
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	3,044,126
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,474,562
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	738,753
Colorado Certificates of Participation Series A	4.00	12-15-2039	3,250,000	3,884,256
Colorado E-470 Public Highway Authority CAB Series A (National Insured)¤	0.00	9-1-2034	4,000,000	2,973,620
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,162,790
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,181,238
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,398,892
Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,305,901
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,113,264
Platte Valley CO Fire Protection District Series 2012	5.00	12-1-2036	325,000	329,894
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,361,934
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	4,245,029
				28,214,259
Tax revenue: 1.31%
City of Commerce City CO Sales and Use Tax Revenue Bond Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,404,266
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	564,200
Colorado Regional Transportation District Certificate of Participation Series P-3	4.00	7-15-2039	800,000	990,495

Wells Fargo Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00%	1-15-2031	$ 500,000	$ 646,513
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	7-15-2031	500,000	644,877
Colorado Regional Transportation District Colorado Fastracks Project Series A	5.00	11-1-2041	50,945,000	60,429,563
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,075,804
Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,549,691
Pueblo CO Urban Renewal Authority Evraz Project Series A 144A	4.75	12-1-2045	1,000,000	1,063,648
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,580,061
				71,949,118
Transportation revenue: 0.28%
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2034	1,300,000	1,686,599
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2035	1,250,000	1,616,889
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2036	1,400,000	1,804,196
Colorado E-470 Public Highway Authority CAB Series A	5.00	9-1-2040	2,000,000	2,237,029
Colorado E-470 Public Highway Authority CAB Series B (National Insured)¤	0.00	9-1-2022	4,600,000	4,575,129
Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,621,631
				15,541,473
Utilities revenue: 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,334,599
Water & sewer revenue: 0.18%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,890,858
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2035	800,000	955,007
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2037	400,000	474,395
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2038	400,000	472,492
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2039	450,000	529,695
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2040	500,000	585,865
East Cherry Creek Valley CO Water and Sanitation District	5.00	11-15-2032	750,000	888,704
				9,797,016
				216,138,414
Connecticut: 1.41%
Education revenue: 0.35%
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,820,894
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	1,194,142
Connecticut HEFA Trinity College Series R	5.00	6-1-2038	1,000,000	1,253,299
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	1,999,531
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,371,423
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	90,126
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	657,894
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	720,902
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	533,691

8  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority AMT	3.25%	11-15-2036	$ 1,400,000	$ 1,408,335
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2027	610,000	716,688
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	627,770
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2029	535,000	639,577
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,901,071
University of Connecticut Series A	5.00	2-15-2040	2,500,000	3,140,315
				19,075,658
GO revenue: 0.24%
Bridgeport CT Series A	4.00	6-1-2039	1,750,000	1,989,474
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,431,547
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,327,079
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,596,988
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,085,297
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,703,276
				13,133,661
Health revenue: 0.02%
Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	1,089,244
Housing revenue: 0.18%
Connecticut Housing Finance Authority Housing Mortgage Finance Program Subordinated Bond Series A-3 (Barclays Bank plc SPA)ø	0.05	5-15-2050	10,000,000	10,000,000
Miscellaneous revenue: 0.09%
Connecticut General Obligation Bonds 2012 Series E	5.00	9-15-2032	4,860,000	5,160,762
Tax revenue: 0.53%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2040	1,700,000	2,134,152
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00	9-1-2028	10,105,000	11,578,935
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	6,185,705
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	9,252,690
				29,151,482
				77,610,807
Delaware: 0.35%
Education revenue: 0.19%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	8,380,446
Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,117,277
				10,497,723
Miscellaneous revenue: 0.08%
Delaware EDA YMCA of Delaware Project (PNC Bank NA LOC)ø	0.06	5-1-2036	4,555,000	4,555,000

Wells Fargo Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.08%
Delaware Transportation Authority U.S. 301 Project	5.00%	6-1-2055	$ 3,950,000	$ 4,480,549
				19,533,272
District of Columbia: 1.40%
Airport revenue: 0.27%
Metropolitan Washington DC Airports Authority Subordinated Lien Series C (Sumitomo Mitsui Banking Corporation LOC)ø	0.08	10-1-2033	15,000,000	15,000,000
GO revenue: 0.11%
District of Columbia Series A	5.00	6-1-2037	5,000,000	6,132,494
Miscellaneous revenue: 0.30%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,972,803
District of Columbia Series A	5.00	10-15-2044	10,000,000	12,450,546
				16,423,349
Tax revenue: 0.53%
District of Columbia Income Tax Revenue Secured Series A	4.00	3-1-2045	15,980,000	18,742,849
District of Columbia Income Tax Revenue Unrefunded Balance Secured Series G	5.00	12-1-2036	10,065,000	10,368,656
				29,111,505
Transportation revenue: 0.19%
Metropolitan Washington DC Airports Authority Subordinated Lien Series B (AGM Insured)	4.00	10-1-2049	8,000,000	9,101,980
Washington DC Metropolitan Area Transit Authroity Series A	4.00	7-15-2045	1,000,000	1,164,909
				10,266,889
				76,934,237
Florida: 6.36%
Airport revenue: 2.64%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2034	1,750,000	2,163,121
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	14,402,665
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	7,300,000	8,105,217
Greater Orlando FL Aviation Authority AMT Series A	5.00	10-1-2046	3,000,000	3,491,256
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	8,216,881
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,140,382
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	11,965,098
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	20,405,744
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,948,715
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,178,836
Miami-Dade County FL Aviation Refunding AMT	5.00	10-1-2030	11,000,000	12,560,515
Miami-Dade County FL Aviation Refunding AMT	5.00	10-1-2032	14,000,000	15,923,922

10  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Miami-Dade County FL Aviation Refunding AMT Series A	4.00%	10-1-2039	$ 1,675,000	$ 1,961,474
Miami-Dade County FL Aviation Refunding AMT Series A	4.00	10-1-2040	1,750,000	2,043,639
Miami-Dade County FL Aviation Refunding AMT Series A	4.00	10-1-2041	1,500,000	1,746,119
Miami-Dade County FL Aviation Refunding AMT Series A	5.00	10-1-2033	5,000,000	5,681,579
Miami-Dade County FL Aviation Refunding AMT Series A	5.00	10-1-2049	15,750,000	19,037,594
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	561,606
				145,534,363
Education revenue: 0.68%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,909,552
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	14,869,792
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,317,161
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	563,001
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,262,367
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,666,223
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	7,841,407
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,797,039
				37,226,542
GO revenue: 0.60%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	17,532,851
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	15,435,382
				32,968,233
Health revenue: 0.86%
Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,336,183
Collier County FL IDA NCH Healthcare System Project	6.25	10-1-2039	17,015,000	17,076,518
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2523 (Barclays Bank plc LIQ)144Aø	0.14	8-15-2047	4,000,000	4,000,000
Hillsborough County FL IDA BayCare Health System Series C (TD Bank NA LOC)ø	0.05	11-1-2038	1,500,000	1,500,000
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	1,875,000
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	3,898,619
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	6,148,959
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	1,146,495
Orange County FL Health Facilities Various Nemours Foundation Series C-1 (TD Bank NA LOC)ø	0.04	1-1-2039	1,770,000	1,770,000

Wells Fargo Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00%	7-1-2038	$ 1,025,000	$ 1,177,842
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2045	2,500,000	2,818,775
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	875,270
				47,623,661
Housing revenue: 0.06%
Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60	12-15-2047	780,000	921,501
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,555,000	2,561,480
				3,482,981
Industrial development revenue: 0.04%
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,157,121
Miscellaneous revenue: 0.41%
CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,049,165
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	9,411,048
Indigo FL Community Development District Series C	7.00	5-1-2030	2,248,150	1,573,705
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	921,000	922,577
Marshall Creek Florida Community Development District	5.00	5-1-2032	1,625,000	1,642,964
Marshall Creek Florida Community Development District	6.32	5-1-2045	115,000	116,740
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,755,558
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,928,337
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,023,268
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	2,344,128
				22,767,490
Resource recovery revenue: 0.08%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,146,109
Tax revenue: 0.15%
Florida Board of Education Public Education Refunding Bond Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,328,448
Transportation revenue: 0.18%
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,898,594
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	5,192,502
				10,091,096
Utilities revenue: 0.09%
Jacksonville FL Electric Authority Subordinate Revenue Bonds 2012 Series A	4.00	10-1-2031	5,040,000	5,050,025

12  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.57%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00%	11-1-2031	$ 1,155,000	$ 1,238,111
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,570,177
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	3,206,545
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,676,511
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,973,296
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	10,000,000	13,058,555
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2021	2,140,000	2,147,076
Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,376,938
				31,247,209
				350,623,278
Georgia: 2.81%
Education revenue: 0.17%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ♣	6.38	7-1-2025	1,705,000	1,435,518
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,504,088
Georgia Private Colleges & Universities Authority Mercer University Project Series A	5.25	10-1-2027	2,655,000	2,707,238
				9,646,844
Energy revenue: 0.08%
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	3,580,000	4,294,819
Health revenue: 0.62%
Brookhaven GA Development Authority Childrens Healthcare Atlanta	4.00	7-1-2044	6,000,000	6,962,251
Brookhaven GA Development Authority Childrens Healthcare Atlanta	4.00	7-1-2049	19,000,000	21,829,727
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,632,458
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,941,215
				34,365,651
Industrial development revenue: 0.11%
Geo L Smith II GA World Congress Center Authority Convention Center Series A %%	4.00	1-1-2054	2,500,000	2,772,241
George L Smith II Georgia Congress Center Authority Convention Center Hotel Series B 144A%%	5.00	1-1-2054	3,000,000	3,270,467
				6,042,708
Tax revenue: 0.16%
Metropolitan Atlanta Rapid Third Indenture Series B	5.00	7-1-2044	7,500,000	8,964,438

Wells Fargo Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.12%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00%	6-1-2034	$ 3,750,000	$ 1,715,095
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	4,873,404
				6,588,499
Utilities revenue: 1.55%
Bartow County GA Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	20,000,000	20,861,164
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	15,722,578
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	10,659,375
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	5,214,336
Dalton GA Utilities Revenue	4.00	3-1-2040	1,000,000	1,155,033
Dalton GA Utilities Revenue	4.00	3-1-2041	1,000,000	1,151,664
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	473,005
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	4,627,169
Main Street Natural Gas Incorporated Georgia Gas Project Series C (Royal Bank of Canada LIQ)	4.00	8-1-2048	15,000,000	16,302,539
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR+0.75%)±	0.82	4-1-2048	5,100,000	5,127,437
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,334,862
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2038	1,100,000	1,331,461
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	4.00	1-1-2040	1,075,000	1,249,036
				85,209,659
				155,112,618
Guam: 0.09%
Airport revenue: 0.01%
Guam Port Authority Private Activity-AMT Bond Series 2018B	5.00	7-1-2030	500,000	598,729
Housing revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	63,545
Tax revenue: 0.02%
Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,030,063
Water & sewer revenue: 0.06%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,100,766
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,922,990
				3,023,756
				4,716,093

14  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.42%
Airport revenue: 0.42%
Hawaii Airports System Revenue Series A	5.00%	7-1-2048	$ 7,000,000	$ 8,278,451
Hawaii AMT Series A	4.00	7-1-2033	1,250,000	1,473,677
Hawaii AMT Series A	4.00	7-1-2034	875,000	1,027,671
Hawaii AMT Series A	4.00	7-1-2035	625,000	731,987
Hawaii AMT Series A	4.00	7-1-2036	300,000	350,047
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	10,881,257
Hawaii AMT Series C	4.00	7-1-2040	425,000	501,641
				23,244,731
Idaho: 0.14%
Education revenue: 0.14%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	541,119
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	600,000	633,597
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,442,445
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	254,707
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,442,106
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2030	1,360,000	1,447,381
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2038	1,715,000	1,787,979
				7,549,334
Illinois: 12.45%
Airport revenue: 0.54%
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,169,997
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,299,237
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,893,452
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,847,832
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	9,477,656
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,177,116
				29,865,290
Education revenue: 0.55%
Illinois Finance Authority Bradley University Series B (PNC Bank NA LOC)ø	0.05	4-1-2038	1,500,000	1,500,000
Illinois Finance Authority Charter Schools Improvement & Refunding Bonds Series A	6.88	10-1-2031	1,480,000	1,510,895
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,596,895

Wells Fargo Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Illinois Finance Authority Student Housing Illinois State University	6.75%	4-1-2031	$ 8,000,000	$ 8,000,000
Illinois Finance Authority University of Chicago Series A %%	5.00	10-1-2036	1,500,000	2,092,269
Illinois Finance Authority University of Chicago Series A %%	5.00	10-1-2037	1,350,000	1,902,734
Illinois Finance Authority University of Chicago Series A %%	5.00	10-1-2038	1,500,000	2,129,892
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured)¤	0.00	4-1-2026	2,355,000	2,222,645
University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured)¤	0.00	4-1-2027	2,435,000	2,248,468
				30,203,798
GO revenue: 3.14%
Chicago IL Board of Education CAB City Colleges (National Insured)¤	0.00	1-1-2025	9,935,000	9,356,857
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured)¤	0.00	12-1-2023	2,930,000	2,850,538
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured)¤	0.00	12-1-2026	4,245,000	3,860,820
Chicago IL Board of Education Series A	5.00	12-1-2034	3,000,000	3,665,690
Chicago IL Board of Education Series A	5.00	12-1-2037	4,040,000	4,892,564
Chicago IL Board of Education Series A	5.00	12-1-2039	1,600,000	1,933,575
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2030	5,995,000	4,836,813
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured)¤	0.00	1-1-2026	7,360,000	6,866,929
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,445,969
Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,681,610
Chicago IL Series A	5.00	1-1-2027	1,410,000	1,663,483
Chicago IL Series A	5.50	1-1-2033	12,730,000	14,297,441
Chicago IL Series A	5.50	1-1-2034	7,330,000	8,217,467
Chicago IL Series A	5.50	1-1-2035	1,715,000	1,920,228
Chicago IL Series A	6.00	1-1-2038	3,000,000	3,605,966
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,553,482
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,745,395
Cook County IL Series C	5.00	11-15-2027	325,000	347,469
Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,327,017
Illinois	5.00	11-1-2027	1,175,000	1,375,564
Illinois	5.50	1-1-2030	2,900,000	3,686,083
Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,868,824
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,238,977
Illinois Series B	5.00	10-1-2028	2,750,000	3,337,948
Illinois Series B	5.50	5-1-2024	2,500,000	2,838,791
Illinois Series C	4.00	10-1-2038	4,820,000	5,307,487
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	830,000	931,259
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,238,178
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured)¤	0.00	1-1-2023	16,725,000	16,548,334
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	2,067,093
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured)¤	0.00	2-1-2025	855,000	822,322

16  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured)¤	0.00%	2-1-2026	$ 5,050,000	$ 4,774,514
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured)¤	0.00	2-1-2027	12,050,000	11,145,445
Lake County IL School District #24 Millburn CAB (National Insured)¤	0.00	1-1-2024	2,000,000	1,938,763
Lake County IL School District #38 Big Hollow CAB (Ambac Insured)¤	0.00	2-1-2024	5,385,000	5,145,406
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,607,559
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured)¤	0.00	1-1-2023	705,000	694,418
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	2,162,438
Peoria IL Refunding Bonds Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,456,125
Sangamon Logan & Menard Counties IL Community Unit School District No. 015 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,692,377
Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	424,447
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2032	400,000	308,063
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,108,414
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured)	5.00	1-1-2028	500,000	531,481
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured)¤	0.00	11-1-2023	430,000	424,621
Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured)¤	0.00	11-1-2023	1,070,000	1,040,829
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,515,704
				173,300,777
Health revenue: 0.22%
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,513,608
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery	4.00	10-1-2050	2,000,000	2,217,447
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2040	4,900,000	5,427,240
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	40,000	41,749
Illinois Finance Authority Prerefunded Bonds Advocate Health	4.00	6-1-2047	1,895,000	1,977,844
Illinois Finance Authority Unrefunded Balance 2020	4.00	6-1-2047	1,065,000	1,084,791
				12,262,679
Miscellaneous revenue: 0.66%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	4,306,000	4,462,514
Illinois	5.00	8-1-2024	2,000,000	2,103,083
Illinois	5.00	8-1-2025	6,165,000	6,478,089
Illinois	5.25	7-1-2030	2,500,000	2,684,486
Illinois	5.50	7-1-2025	6,000,000	6,576,383

Wells Fargo Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Illinois	5.50%	7-1-2026	$ 4,450,000	$ 4,867,236
Illinois	5.50	7-1-2033	4,000,000	4,299,986
Illinois Series 2017D	5.00	11-1-2022	1,360,000	1,449,722
Illinois Series C	5.00	11-1-2029	2,965,000	3,462,483
				36,383,982
Tax revenue: 5.67%
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,229,206
Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,051,686
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	724,111
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,751,310
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,172,865
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,751,534
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,587,192
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	21,655,647
Chicago IL Transit Authority Sales Tax Receipts Bonds Series A	5.00	12-1-2045	1,750,000	2,133,306
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,680,881
Cook County IL Series A	4.00	11-15-2041	2,000,000	2,325,324
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	427,082
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	25,591,261
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	25,635,653
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2027	10,620,000	12,868,807
Illinois Regional Transportation Authority Series A (National Insured)	6.00	7-1-2033	5,000,000	6,975,642
Illinois Regional Transportation Authority Series B (National Insured)	5.50	6-1-2027	16,455,000	19,144,460
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,167,894
Illinois Sales Tax Revenue Bond Junior Obligation Tax Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	2,107,017
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,019,282
Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	11,690,671
Illinois Sales Tax Revenue Build Illinois Junior Obligation Tax Exempt Series C	4.00	6-15-2032	5,820,000	6,351,922
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,554,868
Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,068,101
Illinois Sales Tax Securitization Series C	5.00	1-1-2023	2,500,000	2,689,523
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,783,241
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2022	2,295,000	2,263,340
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,830,795
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2021	7,705,000	7,689,941
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2024	17,570,000	16,718,683
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured)¤	0.00	6-15-2025	2,575,000	2,388,904
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,213,390

18  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00%	6-15-2026	$ 4,775,000	$ 5,360,977
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,894,878
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,493,560
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,892,638
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ)144Aø	0.19	1-1-2048	2,000,000	2,000,000
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2026	12,245,000	11,183,145
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2030	25,700,000	20,662,044
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	6-15-2031	10,060,000	7,946,938
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2031	9,800,000	7,613,743
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured)¤	0.00	6-15-2029	12,085,000	10,229,328
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	5,000,000	5,217,246
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	8,950,000	10,203,402
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	3,180,000	2,540,450
				312,481,888
Tobacco revenue: 0.06%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,398,381
Transportation revenue: 0.49%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,394,738
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	4,097,682
Illinois Toll Highway Authority	5.00	1-1-2031	5,000,000	6,467,763
Illinois Toll Highway Authority Toll Senior Series A	5.00	1-1-2041	9,000,000	11,328,058
Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,660,020
				26,948,261
Utilities revenue: 0.32%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	8,243,711
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,417,653
				17,661,364
Water & sewer revenue: 0.80%
Chicago IL Second Lien	5.00	11-1-2029	4,600,000	4,898,900

Wells Fargo Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00%	1-1-2039	$ 5,000,000	$ 5,718,228
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,178,746
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	12,810,796
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	4,087,888
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,324,613
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	5,890,318
				43,909,489
				686,415,909
Indiana: 1.41%
Education revenue: 0.01%
Indiana Finance Authority Educational Facilities Mulitpurpose KIPP Indianapolis Incorporated Project	5.00	7-1-2040	350,000	392,326
Health revenue: 0.62%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	14,627,182
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	5,633,241
Indiana Finance Authority Kings Daughters Hospital & Health Revenue	5.50	8-15-2040	7,425,000	7,437,942
Indiana Finance Authority Marion General Hospital Series A	4.00	7-1-2045	2,620,000	2,956,388
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,251,749
				33,906,502
Industrial development revenue: 0.30%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,791,672
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,668,362
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	570,000	610,399
Whiting IN	5.00	3-1-2046	2,500,000	2,711,583
				16,782,016
Miscellaneous revenue: 0.24%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	7,292,462
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,604,968
Indianapolis IN Industry Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	3,479,584
				13,377,014
Tax revenue: 0.09%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,932,853

20  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.15%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00%	11-1-2030	$ 4,000,000	$ 4,143,543
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,000,000	4,143,543
				8,287,086
				77,677,797
Iowa: 0.04%
GO revenue: 0.04%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,159,473
Kansas: 0.59%
Housing revenue: 0.13%
Kansas Development Finance Authority MFHR Woodland Village Apartments Project Series J	1.68	7-1-2022	7,250,000	7,275,656
Tax revenue: 0.46%
Kansas Department of Transportation Series C	4.00	9-1-2030	6,650,000	6,982,066
Kansas Department of Transportation Series C	4.00	9-1-2032	7,500,000	7,867,790
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	34,915,000	10,647,612
				25,497,468
				32,773,124
Kentucky: 1.59%
Health revenue: 0.24%
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured)¤	0.00	10-1-2024	9,260,000	8,834,309
Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured)¤	0.00	10-1-2028	5,140,000	4,397,851
				13,232,160
Transportation revenue: 0.17%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,478,689
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,908,837
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2032	2,500,000	1,591,584
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,192,995
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C	6.45	7-1-2034	2,505,000	2,977,917
				9,150,022
Utilities revenue: 1.18%
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	8,976,872
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,250,000	25,724,228

Wells Fargo Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Kentucky Public Energy Authority Gas Supply Series C	4.00%	12-1-2049	$ 5,385,000	$ 6,059,530
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	21,000,000	24,613,653
				65,374,283
				87,756,465
Louisiana: 0.61%
Airport revenue: 0.33%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,416,723
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	5,116,231
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,318,639
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,750,000	2,123,878
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	2,130,349
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,821,630
Port of New Orleans LA AMT Series E	5.00	4-1-2040	2,000,000	2,458,877
				18,386,327
GO revenue: 0.01%
New Orleans LA (FGIC Insured)	5.50	12-1-2021	720,000	744,839
Miscellaneous revenue: 0.04%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,915,000	1,930,185
Water & sewer revenue: 0.23%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	6,075,000	6,149,524
New Orleans LA Series B (AGM Insured)	4.00	6-1-2038	350,000	407,863
New Orleans LA Series B (AGM Insured)	4.00	6-1-2039	400,000	464,757
New Orleans LA Series B (AGM Insured)	4.00	6-1-2040	350,000	405,674
New Orleans LA Series B	4.00	6-1-2050	1,200,000	1,357,963
New Orleans LA Series B	5.00	6-1-2045	1,500,000	1,845,444
Shreveport LA Series B (AGM Insured)	4.00	12-1-2036	730,000	836,368
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	1,123,667
				12,591,260
				33,652,611
Maine: 0.20%
Health revenue: 0.20%
Maine HEFA Mainehealth Series A	4.00	7-1-2040	1,700,000	1,975,239
Maine HEFA Mainehealth Series A	4.00	7-1-2045	4,500,000	5,137,739
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,770,180
Maine HEFA Series A	5.00	7-1-2029	1,535,000	1,963,571
				10,846,729

22  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.57%
Education revenue: 0.34%
Maryland Economic Development Corporation Salisbury University Project	5.00%	6-1-2027	$ 235,000	$ 245,130
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	207,704
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,736,515
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	9,719,009
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,905,404
				18,813,762
Health revenue: 0.23%
Maryland HEFA Frederick Health System	4.00	7-1-2045	745,000	839,995
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	949,282
Tender Option Bond Trust Receipts/Certificates (Deutsche Bank LIQ)144Aø	0.14	8-15-2042	10,590,000	10,590,000
				12,379,277
Housing revenue: 0.26%
Maryland CDA Department of Housing & Community Multifamily Development Huntington Apartments Series C 144A	2.34	4-1-2021	7,000,000	7,000,000
Maryland CDA Department of Housing & Community Multifamily Development Park View Woodlawn Series E	2.41	5-1-2021	7,450,000	7,457,813
				14,457,813
Miscellaneous revenue: 0.40%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	6,000,000	7,310,212
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	2,500,000	2,694,994
Maryland Series A	4.00	3-15-2034	10,000,000	12,208,161
				22,213,367
Transportation revenue: 0.27%
Tender Option Bond Trust Receipts/Certificates (JPMorgan Chase & Company LIQ)144Aø	0.07	5-1-2026	15,000,000	15,000,000
Water & sewer revenue: 0.07%
Baltimore MD Water Projects Series A	4.00	7-1-2039	500,000	595,401
Baltimore MD Water Projects Series A	4.00	7-1-2040	500,000	593,899
Baltimore MD Water Projects Series A	4.00	7-1-2045	2,000,000	2,339,695
				3,528,995
				86,393,214

Wells Fargo Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 2.94%
Airport revenue: 0.42%
Massachusetts AMT Series B	4.00%	7-1-2046	$ 1,750,000	$ 1,927,325
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	16,840,000	21,149,582
				23,076,907
Education revenue: 0.06%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	1,094,487
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,892,604
Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	285,000	288,497
				3,275,588
GO revenue: 0.19%
Massachusetts	5.00	3-1-2041	7,500,000	8,377,150
Massachusetts Series E	5.25	9-1-2048	1,765,000	2,218,232
				10,595,382
Health revenue: 0.11%
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2040	1,000,000	1,166,956
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2041	1,200,000	1,396,215
Massachusetts Development Finance Agency Wellforce Incorporated Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,834,640
Massachusetts HEFA Partners Healthcare Systems Series F3 (TD Bank NA LOC)ø	0.03	7-1-2040	875,000	875,000
				6,272,811
Miscellaneous revenue: 0.20%
Massachusetts Series A	5.00	12-1-2036	10,850,000	11,199,042
Tax revenue: 0.99%
Massachusetts Series F	5.00	11-1-2041	5,000,000	6,226,416
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	8,022,262
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	14,032,861
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	26,464,662
				54,746,201
Water & sewer revenue: 0.97%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2036	19,180,000	28,771,866
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	24,367,333
				53,139,199
				162,305,130

24  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 3.46%
Airport revenue: 0.13%
Wayne County MI Airport Authority AMT	5.00%	12-1-2029	$ 6,000,000	$ 7,094,806
Education revenue: 0.35%
Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,379,247
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,137,997
Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,225,275
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.30	9-1-2030	1,280,000	1,320,968
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	1,246,445
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	5.00	9-1-2050	4,530,000	4,680,880
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,084,030
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,091,058
Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,181,011
				19,346,911
GO revenue: 0.14%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,181,179
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,593,218
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,483,341
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,950,318
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,565,749
				7,773,805
Miscellaneous revenue: 1.07%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	15,405,803
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,755,289
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	7,000,000	7,279,171
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,540,119
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,298,956
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,416,915
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,589,527
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	9,063,595

Wells Fargo Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00%	11-1-2021	$ 20,000	$ 20,040
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	921,576
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,616,019
				58,907,010
Tax revenue: 0.49%
Detroit MI Downtown Development Authority Tax Increment Revenue Refunding Bonds Catalyst Development Project Series A (AGM Insured)	5.00	7-1-2021	400,000	404,621
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	17,947,205
Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2039	7,895,000	8,465,967
				26,817,793
Utilities revenue: 0.06%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	3,500,000	3,517,011
Water & sewer revenue: 1.22%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	10,147,853
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	12,550,222
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	12,504,835
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	7,405,397
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (National Insured)	5.00	7-1-2036	3,250,000	3,681,404
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,295,267
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,227,400
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,578,714
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	3,963,532
Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,537,018
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,336,584
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,141,024
				67,369,250
				190,826,586

26  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.41%
GO revenue: 0.01%
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00%	2-1-2030	$ 225,000	$ 258,793
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2032	240,000	274,026
				532,819
Health revenue: 0.32%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	2,563,132
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	14,000,000	15,018,305
				17,581,437
Utilities revenue: 0.08%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,670,204
				22,784,460
Mississippi: 0.15%
Miscellaneous revenue: 0.15%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,070,000	8,537,760
Missouri: 0.63%
GO revenue: 0.10%
St. Louis MO Special Administrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,564,659
Miscellaneous revenue: 0.46%
Kansas City MO IDA	5.00	3-1-2037	3,000,000	3,639,319
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	18,075,000	21,666,844
				25,306,163
Tax revenue: 0.07%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	4,020,000	4,075,542
				34,946,364
Nebraska: 0.36%
Health revenue: 0.03%
Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,350,139
Utilities revenue: 0.33%
Central Plains Energy Project Nebraska Refunding Bond Project #3	5.00	9-1-2033	6,000,000	7,922,591
Central Plains Energy Project Nebraska Refunding Bond Project #3 Series 2012	5.25	9-1-2037	1,800,000	1,917,491

Wells Fargo Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Nebraska Central Plains Energy Gas Project #3	5.00%	9-1-2027	$ 1,020,000	$ 1,083,014
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ)144Aø	0.13	2-1-2049	7,345,000	7,345,000
				18,268,096
				19,618,235
Nevada: 2.21%
GO revenue: 2.19%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,938,484
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	10,959,035
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	1,003,059
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	1,058,208
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	996,388
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,168,792
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	1,141,690
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,164,869
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	1,063,236
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,219,743
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,280,491
Clark County NV Series A	5.00	6-1-2043	9,360,000	11,381,814
Clark County NV Series A	5.00	5-1-2048	50,215,000	60,663,466
Henderson NV Limited Tax Utillity System Series A-1	4.00	6-1-2045	9,140,000	10,672,472
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	4,799,027
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	3,938,342
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,545,168
				120,994,284
Miscellaneous revenue: 0.02%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	355,000	369,007
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	280,000	300,024
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	155,000	170,261
				839,292
				121,833,576
New Hampshire: 0.13%
Housing revenue: 0.13%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	6,399,221	7,416,384
New Jersey: 4.09%
Airport revenue: 0.03%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,525,782

28  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.19%
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00%	6-15-2025	$ 5,830,000	$ 6,607,058
Rutgers NJ State University Series L	5.00	5-1-2033	3,560,000	3,915,532
				10,522,590
GO revenue: 0.38%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,766,586
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,621,884
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,469,240
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,725,397
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,468,812
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	426,537
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	436,937
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	447,304
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	410,931
				20,773,628
Industrial development revenue: 0.19%
New Jersey EDA	5.00	3-1-2025	4,000,000	4,329,583
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	6,327,715
				10,657,298
Miscellaneous revenue: 1.35%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	2,620,000	2,642,520
New Jersey EDA Revenue Prerefunded Refunding Bonds School Facilities	5.00	3-1-2026	580,000	605,717
New Jersey EDA Revenue Unrefunded Refunding Bonds School Facilities	5.00	3-1-2026	3,645,000	3,786,704
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,882,539
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0205 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.07	6-15-2050	14,635,000	14,635,000
New Jersey TTFA Series A ¤	0.00	12-15-2039	10,000,000	5,851,471
New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,231,152
New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	12,024,892
Newark NJ Housing Authority Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2024	1,225,000	1,339,530
Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	9,047,924
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	10,000,000	10,324,787
				74,372,236
Tax revenue: 0.79%
New Jersey Covid-19 Emergency Series A	4.00	6-1-2032	12,050,000	14,813,648
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	18,551,925
New Jersey TTFA Series AA	4.00	6-15-2045	2,195,000	2,453,633

Wells Fargo Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New Jersey TTFA Series AA	5.00%	6-15-2039	$ 3,000,000	$ 3,699,612
New Jersey TTFA Series AA	5.00	6-15-2045	3,500,000	4,248,795
				43,767,613
Transportation revenue: 1.16%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	1,150,000	1,053,246
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	8,725,387
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	9,914,324
New Jersey TTFA CAB Series A ¤	0.00	12-15-2030	8,000,000	6,456,477
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	3,514,632
New Jersey TTFA Series A	5.00	12-15-2036	1,500,000	1,816,280
New Jersey TTFA Series A	5.00	6-15-2038	4,035,000	4,219,322
New Jersey TTFA Series A	5.00	6-15-2042	1,505,000	1,572,893
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,102,226
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,877,024
New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,620,365
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	9,163,058
				64,035,234
				225,654,381
New Mexico: 0.13%
Housing revenue: 0.00%
New Mexico Mortgage Finance Authority Single-Family Mortgage Revenue Class I (GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	245,000	245,620
Utilities revenue: 0.13%
Farmington NM Public Service Company of New Mexico San Juan Project Series A ø	0.14	6-1-2040	1,045,000	1,045,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	5,140,000	5,999,568
				7,044,568
				7,290,188
New York: 9.84%
Airport revenue: 0.63%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	1,000,000	1,242,497
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	4.00	12-1-2039	700,000	787,258
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	4.00	12-1-2040	900,000	1,001,100
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2037	700,000	861,156
Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	2,067,600
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	20,626,848

30  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Port Authority of New York & New Jersey Series 211	5.00%	9-1-2048	$ 2,000,000	$ 2,416,552
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	5,648,511
				34,651,522
Education revenue: 0.44%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	10,030,000	11,284,774
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,422,148
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	1,115,159
New York Dormitory Authority New York University Series A	5.00	7-1-2049	4,265,000	5,255,027
Westchester County NY Local Development Pace University Series B øø	0.30	5-1-2044	5,000,000	5,000,000
				24,077,108
GO revenue: 0.66%
New York NY Fiscal 2020 Subordinate Bond Series B-1	4.00	8-1-2039	3,000,000	3,473,041
New York NY Fiscal 2020 Subordinate Bond Series B-1	5.00	10-1-2038	2,650,000	3,315,595
New York NY Fiscal 2020 Subordinate Bond Series C	4.00	8-1-2037	8,800,000	10,264,509
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,277,359
New York NY Series S-2	5.00	7-15-2041	13,805,000	16,020,687
				36,351,191
Health revenue: 0.13%
Nassau County NY Local Economic Catholic Health Services	5.00	7-1-2021	7,000,000	7,079,157
Industrial development revenue: 0.77%
New York Liberty Development Corporation Refunding Bonds	2.80	9-15-2069	1,000,000	988,180
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2041	2,000,000	2,261,592
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2046	1,500,000	1,675,332
New York Transportation Development Corporation Special Delta Air Lines Incorporated Laguardia	5.00	10-1-2035	20,000,000	24,860,678
New York Transportation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2032	5,000,000	5,990,640
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2035	1,850,000	2,295,760
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2036	1,750,000	2,158,312
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2037	1,750,000	2,154,592
				42,385,086
Miscellaneous revenue: 0.11%
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00	10-1-2034	1,750,000	2,182,783

Wells Fargo Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New York Dormitory Authority Non-State Supported School Districts Bond Financing Program Series A (AGM Insured)	5.00%	10-1-2035	$ 1,000,000	$ 1,243,337
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	4.00	1-1-2032	1,000,000	1,204,937
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	5.00	1-1-2031	1,000,000	1,315,321
				5,946,378
Tax revenue: 3.13%
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,590,728
New York Dormitory Authority Series D	4.00	2-15-2037	4,480,000	5,195,347
New York Dormitory Authority State Personal Income Tax General Purpose Series D	4.00	2-15-2047	14,000,000	15,844,311
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	8,402,067
New York Dormitory Authority State Personal Income Tax Series D	4.00	2-15-2038	5,000,000	5,776,554
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	11,731
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	9,590,000	11,000,448
New York Dormitory Authority State Personal Income Tax Unrefunded Bonds General Purpose Series D	5.00	3-15-2042	1,500,000	1,561,089
New York NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	5,139,940
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,612,079
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	14,815,397
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,909,668
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2035	5,000,000	5,929,257
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2045	4,000,000	4,586,917
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	6,192,744
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,549,097
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,872,541
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	10,000,000	11,396,066
New York Urban Development Corporation Personal Income Tax General Purpose	4.00	3-15-2045	35,560,000	40,524,411
				172,910,392
Tobacco revenue: 0.01%
Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	533,559
Transportation revenue: 1.10%
New York Metropolitan Transportacion Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap+0.43%)±	0.48	11-1-2031	15,000,000	14,674,584

32  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New York Metropolitan Transportation Authority BAN	4.00%	2-1-2022	$ 1,670,000	$ 1,715,230
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	950,000	1,004,751
New York Metropolitan Transportation Authority Series D	5.00	11-15-2029	20,000,000	21,159,256
New York Metropolitan Transportation Authority Subordinated Series A-1	5.00	11-15-2048	7,300,000	8,347,003
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ)144Aø	0.22	1-1-2053	4,250,000	4,250,000
Triborough Bridge & Tunnel Authority	5.00	11-15-2049	7,750,000	9,656,108
				60,806,932
Utilities revenue: 0.64%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	27,273,075
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	4,482,254
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,545,843
				35,301,172
Water & sewer revenue: 2.22%
New York Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	5,724,974
New York Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	12,336,690
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	3,000,000	3,638,555
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	31,628,873
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	31,249,454
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,508,753
New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,286,127
New York NY Municipal Water Finance Authority Water and Sewer System Revenue Second General Resolution	4.00	6-15-2042	15,000,000	17,745,038
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	14,136,724
				122,255,188
				542,297,685
North Carolina: 0.99%
Airport revenue: 0.13%
Charlotte NC Airport Series A	5.50	7-1-2034	2,500,000	2,509,250
Raleigh Durham NC Airport Authority Refunding AMT Series A	5.00	5-1-2035	3,400,000	4,337,342
				6,846,592
Education revenue: 0.13%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,191,633

Wells Fargo Municipal Bond Fund  |  33

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00%	6-1-2038	$ 500,000	$ 562,843
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	735,149
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,249,472
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,816,442
University of North Carolina Chapel Hill Series 2009- A (TD Bank NA SPA)ø	0.04	2-1-2024	840,000	840,000
				7,395,539
Health revenue: 0.48%
Charlotte-Mecklenburg Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	619,722
Charlotte-Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	21,716,628
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,764,931
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,645,203
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	402,493
North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	518,145
				26,667,122
Housing revenue: 0.04%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	1,000,000	1,153,419
North Carolina Facilities Finance Agency The NCA&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,166,085
				2,319,504
Miscellaneous revenue: 0.07%
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,196,247
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,098,293
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,145,955
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	482,111
				3,922,606
Transportation revenue: 0.14%
North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,449,023
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	566,967
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	5,528,834
				7,544,824
				54,696,187

34  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Dakota: 0.27%
Miscellaneous revenue: 0.19%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00%	4-1-2057	$ 9,000,000	$ 10,298,588
Water & sewer revenue: 0.08%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,696,724
				14,995,312
Ohio: 2.00%
Education revenue: 0.03%
Allen County OH Port Authority %%	4.00	12-1-2035	650,000	730,289
Allen County OH Port Authority %%	4.00	12-1-2040	720,000	795,533
				1,525,822
GO revenue: 0.03%
Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,663,880
Health revenue: 0.87%
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,728,530
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,985,961
Hamilton County OH Hospital Facilties Revenue Bonds	5.00	9-15-2045	7,500,000	9,201,670
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	17,151,840
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2041	1,100,000	1,257,218
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health %%	4.00	8-1-2041	3,730,000	4,211,647
Middleburg Heights OH Hospital Revenue Refunding Facilities Southwest General Health	4.00	8-1-2047	3,000,000	3,366,778
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	3,000,000	3,335,617
				48,239,261
Miscellaneous revenue: 0.77%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,368,651
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,867,676
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,594,965
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,690,547
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,840,089
Ohio Series A	5.00	2-1-2036	4,265,000	5,066,873
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,574,419
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,433,342

Wells Fargo Municipal Bond Fund  |  35

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Ohio Water Development Authority Fresh Water Series B	5.00%	12-1-2034	$ 1,895,000	$ 2,316,085
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	2,870,000	2,873,774
				42,626,421
Tax revenue: 0.11%
Franklin County OH	5.00	6-1-2048	5,000,000	6,077,176
Transportation revenue: 0.19%
Ohio Turnpike Commission CAB Series A-4	5.70	2-15-2034	8,500,000	10,408,463
				110,541,023
Oklahoma: 1.04%
Airport revenue: 0.63%
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	9,000,000	10,536,378
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	13,393,320
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,175,120
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	5,230,633
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,442,663
				34,778,114
Miscellaneous revenue: 0.36%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,406,783
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,376,847
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2030	4,440,000	5,130,367
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	4,000,000	4,548,286
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	6,325,128
				19,787,411
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,168,231
Water & sewer revenue: 0.03%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	1,250,000	1,333,447
				57,067,203
Oregon: 0.54%
GO revenue: 0.17%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	3,340,860
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,759,871
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	3,040,113
				9,140,844
Health revenue: 0.33%
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13	11-15-2040	500,000	539,262

36  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25%	11-15-2050	$ 500,000	$ 535,046
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	1,071,802
Medford OR Hospital Facilities Refunding Bonds Asante Project Series A (AGM Insured)	4.00	8-15-2045	13,650,000	15,854,581
				18,000,691
Utilities revenue: 0.04%
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2045	1,260,000	1,480,296
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	935,526
				2,415,822
				29,557,357
Pennsylvania: 4.84%
Airport revenue: 0.41%
Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	11,534,693
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,207,696
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	897,931
Philadelphia PA Airport Series B	5.00	7-1-2042	7,860,000	9,174,587
				22,814,907
Education revenue: 0.31%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,704,116
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,846,441
Pennsylvania Higher Educational Facilities Revenue Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,976,078
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.24	6-15-2039	3,935,000	3,935,000
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,293,819
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	275,000	299,190
Philadelphia PA IDA University Revenue Refunding Bond St. Joesph's University Project	4.00	11-1-2038	1,000,000	1,139,084
				17,193,728
GO revenue: 0.40%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,365,302
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,428,330
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,220,055
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,612,489
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	2,076,479
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,361,839
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,583,329

Wells Fargo Municipal Bond Fund  |  37

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Williamsport PA Area School District (AGM Insured)	4.00%	3-1-2032	$ 1,440,000	$ 1,576,353
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,628,137
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,696,231
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,313,022
				21,861,566
Health revenue: 0.87%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	2,250,000	2,614,986
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	4,034,836
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	11,022,387
Geisinger PA Health System Series A-1	4.00	4-1-2050	8,000,000	9,078,842
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	3,179,898
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	1,141,279
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	5,163,570
Pennsylvania EDFA Series A-1	4.00	4-15-2045	6,500,000	7,484,439
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	738,339
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	992,291
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	625,000	708,004
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2029	700,000	862,355
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2030	550,000	685,890
				47,707,116
Industrial development revenue: 0.36%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2030	600,000	705,804
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	16,375,000	19,075,452
				19,781,256
Miscellaneous revenue: 1.46%
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	9,185,000	12,981,575
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	22,830,000	29,430,242
Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,605,597
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured)¤	0.00	12-1-2025	1,060,000	991,936
State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,757,733
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,541,248
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,313,540
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	20,152,993

38  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00%	2-15-2030	$ 1,065,000	$ 1,224,457
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2031	1,110,000	1,269,751
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,316,277
				80,585,349
Tax revenue: 0.13%
Pennsylvania State Turnpike Commission	5.00	12-1-2043	6,000,000	7,310,305
Transportation revenue: 0.62%
Pennsylvania State Turnpike Commission (TD Bank NA LOC)ø	0.04	12-1-2039	1,000,000	1,000,000
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	12,118,962
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	2,096,889
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2044	3,000,000	3,460,806
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,407,223
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,785,742
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,541,827
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,005,000	6,163,890
Tender Option Bond Trust Receipts/Certificates (AGM Insured, Citibank NA LIQ)144Aø	0.09	6-1-2025	4,750,000	4,750,000
				34,325,339
Water & sewer revenue: 0.28%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	5,500,000	5,883,071
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,393,715
				15,276,786
				266,856,352
Puerto Rico: 0.02%
Tax revenue: 0.02%
Puerto Rico Highway & Transportation Authority Series CC (AGM Insured)	5.50	7-1-2029	825,000	1,002,698
Rhode Island: 0.05%
Airport revenue: 0.05%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,529,764
South Carolina: 0.49%
Education revenue: 0.21%
South Carolina Education Assistance Authority Student Loan Series I	5.10	10-1-2029	475,000	475,149

Wells Fargo Municipal Bond Fund  |  39

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25%	11-1-2045	$ 1,500,000	$ 1,659,666
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	9,537,387
				11,672,202
Resource recovery revenue: 0.04%
South Carolina Jobs EDA	8.00	12-6-2029	370,000	333,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,880,000	752,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.25	2-1-2045	2,750,000	1,100,000
				2,185,000
Utilities revenue: 0.21%
Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,040,000	9,867,995
South Carolina Public Service Authority Refunding & Improvement Bonds Series A	4.00	12-1-2040	1,500,000	1,751,866
				11,619,861
Water & sewer revenue: 0.03%
Columbia SC Waterworks Series 2009 (Sumitomo Mitsui Banking Corporation LOC)ø	0.04	2-1-2038	1,760,000	1,760,000
				27,237,063
South Dakota: 0.40%
Health revenue: 0.26%
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	14,230,379
Housing revenue: 0.14%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	819,690
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,247,357
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,172,031
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,857,986
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,230,525
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,518,057
				7,845,646
				22,076,025
Tennessee: 0.43%
Utilities revenue: 0.43%
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	20,000,000	22,690,290
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,238,331
				23,928,621

40  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 9.54%
Airport revenue: 1.03%
Austin TX Airport System AMT	5.00%	11-15-2039	$ 8,000,000	$ 9,094,902
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,979,020
Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	13,614,301
Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	21,335,921
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,931,528
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,654,594
				56,610,266
Education revenue: 0.43%
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,291,856
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,937,581
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	7,760,829
Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	771,096
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,796,285
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	794,254
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	906,515
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,207,701
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,086,953
				23,553,070
GO revenue: 2.01%
El Paso TX	4.00	8-15-2031	6,500,000	7,530,630
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,139,169
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,662,883
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	10,511,313
Port Isabel TX 144A	5.10	2-15-2049	975,000	1,074,882
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,541,132
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,924,527
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	14,995,445
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,528,551
Temple TX	5.00	8-1-2032	1,070,000	1,264,111
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	28,963,359
Travis County TX	5.00	3-1-2036	12,470,000	15,876,198
Travis County TX	5.00	3-1-2039	6,250,000	7,862,703
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2033	555,000	602,148
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	630,000	682,118
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2034	835,000	904,078
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2035	655,000	707,249

Wells Fargo Municipal Bond Fund  |  41

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00%	12-1-2035	$ 865,000	$ 934,001
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	680,000	732,489
Viridian TX Municipal Management District Texas Road Improvement Project (BAM Insured)	4.00	12-1-2036	905,000	963,281
Williamson County TX	4.00	2-15-2031	6,195,000	6,639,299
				111,039,566
Health revenue: 0.15%
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	3,502,604
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,677,673
New Hope ECFA Children's Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	2,346,767
				8,527,044
Miscellaneous revenue: 0.56%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	3,750,000	3,841,431
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	5.50	9-1-2039	2,495,000	2,506,634
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,820,000	1,895,499
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	8,690,000	9,050,486
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,703,688
Texas PFA	4.00	2-1-2034	5,000,000	5,950,973
Texas PFA	4.00	2-1-2035	2,000,000	2,377,862
Texas PFA	4.00	2-1-2036	2,175,000	2,581,579
				30,908,152
Tax revenue: 0.76%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,455,000	33,251,011
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,837,801
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,273,343
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,608,701
				41,970,856
Transportation revenue: 1.66%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,055,564
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,682,734
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	2,975,278
Central Texas Regional Mobility Authority Senior Lien Series B %%	4.00	1-1-2041	800,000	926,420
Central Texas Regional Mobility Authority Senior Lien Series B %%	5.00	1-1-2046	1,600,000	1,987,114
Grand Parkway Transportation Corporation Texas CAB Series B ¤	0.00	10-1-2029	1,015,000	1,164,749
Grand Parkway Transportation Corporation Texas Series B	5.05	10-1-2030	2,000,000	2,288,817
Grand Parkway Transportation Corporation Texas Series C	4.00	10-1-2045	18,085,000	21,009,809

42  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Grand Parkway Transportation Corporation Texas Series C	4.00%	10-1-2049	$ 19,265,000	$ 22,212,790
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	4,131,403
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,577,750
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	3,000,000	3,438,087
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,535,018
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,261,986
				91,247,519
Utilities revenue: 0.33%
San Antonio TX Electric & Gas Systems Junior Lien Refunding Bonds Series 2018	2.75	2-1-2048	11,000,000	11,435,394
Texas Municipal Gas Acquisition & Supply Corporation Refunding Bond	5.00	12-15-2032	5,000,000	6,611,761
				18,047,155
Water & sewer revenue: 2.61%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	18,208,407
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	4,522,601
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	4,055,643
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	17,052,009
Texas Series A	4.00	10-15-2036	5,000,000	5,867,534
Texas Series B	5.00	4-15-2049	42,000,000	52,242,166
Texas Water Development Board	4.00	8-1-2038	2,500,000	3,024,874
Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	13,637,011
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,015,000	1,226,791
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	4,808,619
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	7,785,765
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,905,000	11,690,140
				144,121,560
				526,025,188
Utah: 1.01%
Airport revenue: 0.39%
Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	3,038,355
Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,810,249
Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	2,987,238
Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,596,664
Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,528,734
Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,611,075
				21,572,315
Education revenue: 0.04%
University of Utah (Citibank NA LIQ)144Aø	0.07	8-1-2021	2,000,000	2,000,000

Wells Fargo Municipal Bond Fund  |  43

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.58%
Utah County UT Hospital Revenue Bond IHC Health Services Incorporated Series 2012	5.00%	5-15-2043	$ 32,000,000	$ 32,174,499
				55,746,814
Virginia: 0.35%
GO revenue: 0.12%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,708,066
Health revenue: 0.06%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Prooject	5.00	9-1-2040	3,290,000	3,261,611
Tax revenue: 0.02%
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	397,000	190,560
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	99,377
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	631,854
				921,791
Transportation revenue: 0.15%
Virginia Small Business Financing Authority AMT 95 Express Lanes LLC Project	5.00	7-1-2049	4,000,000	4,117,734
Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,120,752
				8,238,486
				19,129,954
Washington: 3.42%
Airport revenue: 0.34%
Port of Seattle WA Revenue AMT Intermediate Lien	5.00	4-1-2044	16,000,000	19,072,150
Education revenue: 0.05%
Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	1,122,247
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	960,653
Washington HEFA Seattle University Project	5.00	5-1-2032	335,000	419,402
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	373,997
				2,876,299
GO revenue: 1.70%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	10,694,318
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,942,533
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,661,776
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	11,109,826
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	11,644,539
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	715,730
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,252,626
Seattle WA	4.00	12-1-2040	2,500,000	2,747,446
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,764,214
Washington Motor Vehicle Fuel Tax	5.00	6-1-2040	10,000,000	12,872,468

44  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Washington Motor Vehicle Fuel Tax Series B	5.00%	8-1-2032	$ 8,545,000	$ 10,119,207
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,814,228
Washington Series 2017-A	5.00	8-1-2040	3,500,000	4,194,956
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,989,257
Washington Series RA	4.00	7-1-2030	7,950,000	8,257,845
				93,780,969
Health revenue: 0.23%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	495,000	512,180
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,293,006
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	3,699,683
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	3,000,000	3,464,261
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	4.00	12-1-2045	1,150,000	1,331,767
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,273,518
				12,574,415
Miscellaneous revenue: 0.22%
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	2,094,473
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	2,196,049
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,858,397
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,947,219
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,954,644
				12,050,782
Tax revenue: 0.46%
Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	11,226,557
Washington Motor Vehicle Fuel Tax Series B	5.00	6-1-2036	5,000,000	6,512,663
Washington Series B	5.00	8-1-2037	6,400,000	7,707,489
				25,446,709
Utilities revenue: 0.16%
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2034	2,500,000	3,282,729
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00	7-1-2035	4,120,000	5,395,027
				8,677,756
Water & sewer revenue: 0.26%
King County WA	5.00	7-1-2042	4,660,000	5,599,217
King County WA	5.00	7-1-2047	7,510,000	8,559,114
				14,158,331
				188,637,411
West Virginia: 0.12%
GO revenue: 0.06%
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,976,731

Wells Fargo Municipal Bond Fund  |  45

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.06%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75%	6-1-2043	$ 675,000	$ 726,643
Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,687,578
				3,414,221
				6,390,952
Wisconsin: 2.84%
Education revenue: 0.37%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,298,056
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	5,022,468
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	240,000	255,328
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,687,624
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,735,363
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,038,128
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,492,689
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	5,510,338
				20,039,994
GO revenue: 0.17%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,921,772
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,592,828
Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	4,004,297
				9,518,897
Health revenue: 0.95%
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ)144Aø	0.09	6-1-2045	5,320,000	5,320,000
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,580,000	5,216,050
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	14,357,794
Wisconsin PFA Series A	4.00	10-1-2049	24,500,000	27,407,403
				52,301,247
Housing revenue: 0.64%
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	374,919
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	878,525
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	1,030,170
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,621,367
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	2,036,442

46  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00%	7-1-2028	$ 2,025,000	$ 2,500,011
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,681,919
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,797,303
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,713,660
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	19,558,316
				35,192,632
Miscellaneous revenue: 0.07%
Wisconsin Series A	5.00	6-1-2033	3,420,000	4,031,650
Tax revenue: 0.64%
Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	24,408,672
Mount Pleasant WI Series A	5.00	4-1-2048	650,000	775,339
Mount Pleasant WI Series A	5.00	4-1-2048	6,910,000	8,119,408
Wisconsin Center District CAB Series C (AGM Insured)¤	0.00	12-15-2037	1,600,000	998,123
Wisconsin Center District CAB Series C (AGM Insured)¤	0.00	12-15-2038	1,600,000	956,726
				35,258,268
				156,342,688
Wyoming: 0.04%
Education revenue: 0.03%
Wyoming CDA	6.50	7-1-2043	1,600,000	1,612,439
Health revenue: 0.01%
Wyoming West Park Hospital District Series B	6.50	6-1-2027	500,000	504,879
				2,117,318
Total Municipal obligations (Cost $5,005,486,707)				5,351,620,973

		Yield	Shares
Short-term investments: 2.19%
Investment companies: 2.19%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	120,611,694	120,647,878
Total Short-term investments (Cost $120,647,837)				120,647,878
Total investments in securities (Cost $5,143,134,544)	99.56%			5,489,268,851
Other assets and liabilities, net	0.44			24,014,109
Total net assets	100.00%			$5,513,282,960

Wells Fargo Municipal Bond Fund  |  47

Portfolio of investments—March 31, 2021 (unaudited)
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
♣	On the last interest date, partial interest was paid.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

48  |  Wells Fargo Municipal Bond Fund

Portfolio of investments—March 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$33,857,829	$926,439,810	$(839,645,619)	$(3,652)	$(490)	$120,647,878	2.19%	120,611,694	$6,882

Wells Fargo Municipal Bond Fund  |  49

Notes to portfolio of investments—March 31, 2021 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$17,000,000	$0	$17,000,000
Municipal obligations	0	5,351,620,973	0	5,351,620,973
Short-term investments
Investment companies	120,647,878	0	0	120,647,878
Total assets	$120,647,878	$5,368,620,973	$0	$5,489,268,851
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

50  |  Wells Fargo Municipal Bond Fund